PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2025	2024
Drilling and production tools	$1,499,535	$1,499,535
Leasehold improvement	323,675	323,675
Production facilities	93,049	93,049
Computer and software	5,605	5,605
Housing and welfare	4,312	4,312
Furniture and office equipment	4,013	4,013
Equipment	1,650	1,650
Vehicle	44,691	-
Total	1,976,530	1,931,839

Less: accumulated depreciation	(1,934,167)	(1,912,148)
Property and equipment, net	$42,363	$19,691